Warrants and Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Derivative Liabilities Line Items
Schedule of warrants vested and outstanding
			Amount
	Exercise	Term	Vested and
Source	Price	(Years)	Outstanding
Pre 2015 Common Stock Warrants	$1.00	6-10	4,000,000
2015 Common Stock Warrants	$1.15-$5.00	5-10	442,000
2015 Series B Financing
Common Stock Warrants to Series B Stockholders	$0.00	5	1,031,250
Placement Agent Warrants	$0.00	5	187,500
2016 Common Stock Warrants to Service Providers	$1.15	10	40,000
2016 Series C Common Stock Warrants to Placement Agent	$0.40	5	125,000
2017 Series D Common Stock Warrants to Placement Agent	$0.25	5	480,000
2017 Common Stock Warrants to Service Provider	$0.41	5	125,000
2018 Emerald Financing Warrants	$0.10	5	44,200,000
2018 Emerald Multi Draw Credit Agreement Warrants	$0.50	5	7,500,000
Total warrants vested and outstanding as of March 31, 2019			58,130,750

			Amount
	Exercise	Term	Vested and
Source	Price	(Years)	Outstanding
Pre 2015 Common Stock Warrants	$1.00	6-10	4,000,000
2015 Common Stock Warrants	$1.15-$5.00	5-10	442,000
2015 Series B Financing
Common Stock Warrants to Series B Stockholders	$0.00	5	1,031,250
Placement Agent Warrants	$0.00	5	187,500
2016 Common Stock Warrants to Service Providers	$1.15	10	40,000
2016 Series C Common Stock Warrants to Placement Agent	$0.40	5	125,000
2017 Series D Common Stock Warrants to Placement Agent	$0.25	5	480,000
2017 Common Stock Warrants to Service Provider	$0.41	5	125,000
2018 Emerald Financing Warrants	$0.10	5	44,200,000
2018 Emerald Multi-Draw Credit Agreement Warrants	$0.50	5	2,500,000
Total warrants vested and outstanding as of December 31, 2018			53,130,750

Schedule summary of the activity of derivative liabilities
	Three Months Ended March 31, 2019
	December 31, 2018, Fair Value of Derivative Liabilities	Fair Value of Derivative Liabilities Issued	Change in Fair value of Derivative Liabilities	Reclassification of Derivatives to Equity	March 31, 2019, Fair Value of Derivative Liabilities
Emerald Multi Draw Credit Agreement - compound derivative liability (1)	$219,453	$516,058	$227,858	$-	$963,369
Emerald Financing - warrant liability (2)	15,251,413	-	12,239,322	-	27,490,735
Series B - warrant liability (3)	487,500	-	353,438	-	840,938
Total derivative liabilities	$15,958,366	$516,058	$12,820,618	$-	$29,295,042
Less, noncurrent portion of derivative liabilities	(219,453)				(963,369)
Current balance of derivative liabilities	$15,738,913				$28,331,673

	Three Months Ended March 31, 2018
	December 31, 2017, Fair Value of Derivative Liabilities	Fair Value of Derivative Liabilities Issued	Change in Fair value of Derivative Liabilities	Reclassification of Derivatives to Equity	March 31, 2018, Fair Value of Derivative Liabilities
Emerald Financing - warrant liability (2)	$-	$10,424,634	$(2,318,600)	$-	$8,106,034
Series B - warrant liability (3)	551,322	-	1,156,107	(1,223,991)	483,438
Emerald Convertible Promissory Note - conversion liability (4)	265,000	360,000	185,000	(810,000)	-
Series B Preferred Stock - conversion liability (5)	6,715	-	-	(6,715)	-
Total derivative liabilities	$823,037	$10,784,634	$(977,493)	$(2,040,706)	$8,589,472
Less, noncurrent portion of derivative liabilities	(551,322)				-
Current balance of derivative liabilities	$271,715				$8,589,472

	Year Ended December 31, 2018
	December 31, 2017, Fair Value of Derivative Liabilities	Fair Value of Derivative Liabilities Issued	Change in Fair value of Derivative Liabilities*	Reclassification of Derivatives to Equity	December 31, 2018, Fair Value of Derivative Liabilities
Emerald Multi-Draw Credit Agreement - compound derivative liability (1)	$-	$204,102	$15,351	$-	$219,453
Emerald Financing - warrant liability (2)	-	10,424,634	4,826,779	-	15,251,413
Series B - warrant liability (3)	551,322	-	1,476,044	(1,539,866)	487,500
Emerald Convertible Promissory Note - conversion liability (4)	265,000	360,000	185,000	(810,000)	-
Series B Preferred Stock - conversion liability (5)	6,715	-	-	(6,715)	-
Total current derivative liabilities	$823,037	$10,988,736	$6,503,174	$(2,356,581)	$15,958,366
Less, noncurrent portion of derivative liabilities					(219,453)
Current balance of derivative liabilities					$15,738,913

	Year Ended December 31, 2017
	December 31, 2016, Fair Value of Derivative Liabilities	Fair Value of Derivative Liabilities Issued	Change in Fair value of Derivative Liabilities	Reclassification of Derivatives to Equity	December 31, 2017, Fair Value of Derivative Liabilities
Series B - warrant liability (3)	$1,112,308	$-	$(560,986)	$-	$551,322
Emerald Convertible Promissory Note - conversion liability (4)	-	265,000	-	-	265,000
Series B Preferred Stock - conversion liability (5)	118,821	-	(102,848)	(9,258)	6,715
Series F Preferred Stock - put option liability (6)	-	103,364	(103,364)	-	-
Total derivative liabilities	$1,231,129	$368,364	$(767,198)	$(9,258)	$823,037
Less, noncurrent portion of derivative liabilities					(551,322)
Current balance of derivative liabilities					$271,715

Schedule of the adjustment for the difference between the fair value of the warrant liabilities and the total proceeds received
	Closing
	January 2018	February 2018	Total
Initial Fair Value of Emerald Financing Warrant Liability	$4,717,211	$5,707,423	$10,424,634
Less: Proceeds from Emerald Financing	1,500,000	1,750,000	3,250,000
Excess over proceeds adjustment	$3,217,211	$3,957,423	$7,174,634

	Closing
	January 2018	February 2018	Total
Initial Fair Value of Emerald Financing Warrant Liability	$4,717,211	$5,707,423	$10,424,634
Less: Proceeds from Emerald Financing	1,500,000	1,750,000	3,250,000
Excess over proceeds adjustment	$3,217,211	$3,957,423	$7,174,634

Series B Warrant Liability
Derivative Liabilities Line Items
Schedule of input and valuation technique used to value warrant liabilities
	As of March 31, 2019	As of December 31, 2018
Dividend yield	0.00%	0.00%
Volatility factor	92.10%	93.00%
Risk-free interest rate	2.35%	2.786-2.789%
Expected term (years)	1.39-1.41	1.64-1.65
Weighted average fair value of warrants	$0.69	$0.40

	As of December 31,
	2018	2017
Dividend yield	0.00%	0.00%
Volatility factor	93.00%	70.00%
Risk-free interest rate	2.786-2.789%	1.39%
Expected term (years)	1.64-1.65	0.25
Weighted average fair value of warrants	$0.40	$0.15

Emerald Multi-Draw Credit Agreement Warrants
Derivative Liabilities Line Items
Schedule of input and valuation technique used to value warrant liabilities
At Issuance
Dividend yield	0.00%
Volatility factor	92.50%
Risk-free interest rate	2.96%
Expected term (years)	5.0
Underlying common stock price	$0.36

Schedule summary of the activity of derivative liabilities
At Issuance
Dividend yield	0.00%
Volatility factor	91.6 – 92.1%
Risk-free interest rate	2.23-2.51%
Expected term (years)	5.0
Underlying common stock price	$0.33-0.69

Emerald Convertible Promissory Note Conversion Liability
Derivative Liabilities Line Items
Schedule of input and valuation technique used to value warrant liabilities
	January 19, 2018	December 28, 2017
Dividend yield	0.00%	0.00%
Volatility factor	70.00%	70.00%
Risk-free interest rate	1.29%	1.39%
Expected term (years)	0.003	0.25
Underlying common stock price	$0.19	$0.15

	January 19, 2018	December 28, 2017
Dividend yield	0.00%	0.00%
Volatility factor	70.00%	70.00%
Risk-free interest rate	1.29%	1.39%
Expected term (years)	0.003	0.25
Underlying common stock price	$0.19	$0.15

Information regarding Emerald Financing Warrant Liability.
Derivative Liabilities Line Items
Schedule of input and valuation technique used to value warrant liabilities
	March 31, 2019	December 31, 2018	At Issuance
Dividend yield	0.00%	0.00%	0.00%
Volatility factor	90.9-91.2%	92.1-92.4%	70.00%
Risk-free interest rate	2.2%	2.49%	2.45-2.6%
Expected term (years)	3.80-3.88	4.05-4.13	5.0
Underlying common stock price	$0.69	$0.40	$0.29-0.30

Emerald Financing
Derivative Liabilities Line Items
Schedule of input and valuation technique used to value warrant liabilities
	December 31, 2018	At issuance
Dividend yield	0.00%	0.00%
Volatility factor	92.1-92.4%	70.00%
Risk-free interest rate	2.49%	2.45-2.6%
Expected term (years)	4.05-4.13	5.0
Underlying common stock price	$0.40	$0.29-0.30